COLUMBIA FUNDS SERIES TRUST I

                           Columbia Pacific/Asia Fund
                                  (the "Fund")

            Supplement to the Prospectuses, each dated August 1, 2008


Effective immediately, the information under the heading "Benchmarks" in the "FUNDimensions" section is deleted and replaced with the following:

              Benchmarks:  MSCI AC Asia Pacific Index
                           MSCI EAFE Index






INT-47/155319-0808                                              August 18, 2008